Redeemable Noncontrolling Interests in Operating Partnership (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Schedule of Compensation Expense

We recorded compensation expense for Performance LTIP units and LTIP units as presented in the table below (in thousands):

		Year Ended December 31,
Type	Line Item	2019	2018	2017
Performance LTIP units	Advisory services fee	$3,594	$6,797	$1,785
LTIP units	Advisory services fee	3,264	3,508	2,800
LTIP units – independent directors	Corporate, general and administrative	446	536	475
		$7,304	$10,841	$5,060

Schedules of Redeemable Noncontrolling Interest
The following table presents the common units redeemed and the fair value upon redemption (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Common units converted to stock	—	—	196	—
Fair value of common units converted	$—	$—	$959	$—
The following table presents the redeemable noncontrolling interest in Ashford Trust and the corresponding approximate ownership percentage:

	June 30, 2020	December 31, 2019
Redeemable noncontrolling interests (in thousands)	$30,332	$69,870
Cumulative adjustments to redeemable noncontrolling interests (1) (in thousands)	162,020	155,536
Ownership percentage of operating partnership	14.79%	15.92%
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(1)	Reflects the excess of the redemption value over the accumulated historical costs.
We allocated net income (loss) to the redeemable noncontrolling interests and declared aggregate cash distributions to holders of common units and holders of LTIP units, as presented in the table below (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Allocated net (income) loss to the redeemable noncontrolling interests	$37,350	$5,084	$55,021	$13,663
Distributions declared to holders of common units, LTIP units and Performance LTIP units	—	1,317	—	3,940
Performance LTIP dividend claw back upon cancellation	—	—	(1,401)	—

The following table presents the redeemable noncontrolling interest in Ashford Trust and the corresponding approximate ownership percentage:

	December 31, 2019	December 31, 2018
Redeemable noncontrolling interests (in thousands)	$69,870	$80,743
Cumulative adjustments to redeemable noncontrolling interests(1) (in thousands)	155,536	146,091
Ownership percentage of operating partnership	15.92%	14.64%
(1)	Reflects the excess of the redemption value over the accumulated historical costs.

We allocated net income (loss) to the redeemable noncontrolling interests and declared aggregate cash distributions to holders of common units and holders of LTIP units, as presented in the table below (in thousands):

	Year Ended December 31,
	2019	2018	2017
Allocated net (income) loss to the redeemable noncontrolling interests	$28,932	$29,313	$21,642
Aggregate cash distributions to holders of common units and LTIP units	6,572	8,789	10,007

A summary of the activity of the units in our operating partnership is as follow (in thousands):

	Year Ended December 31,
	2019	2018	2017
Outstanding at beginning of year	1,992	1,960	1,944
LTIP units issued	34	48	70
Performance LTIP units issued	21	58	118
Performance LTIP units canceled	—	(74)	—
Common units issued for hotel acquisition	147	—	—
Common units converted to common stock	—	—	(2)
Conversion factor adjustment	—	—	(170)
Outstanding at end of year	2,194	1,992	1,960
Common units convertible/redeemable at end of year	1,857	1,665	1,632